Consolidated statement of cash flows (Parenthetical) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Statement of cash flows [abstract]
Restricted cash	$ 485	$ 493	$ 462